Document and Entity Information	Mar. 25, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 25, 2024
Entity Registrant Name	Trump Media & Technology Group Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40779
Entity Tax Identification Number	85-4293042
Entity Address Address Line 1	401 N. Cattlemen Rd.
Entity Address Address Line 2	Ste. 200
Entity Address City Or Town	Sarasota
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34232
City Area Code	941
Local Phone Number	735-7346
Entity Information Former Legal Or Registered Name	Digital World Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001849635
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	3109 Grand Ave
Entity Address Address Line 2	#450
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33133
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	DJT
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	DJTWW
Security Exchange Name	NASDAQ